Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
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Commitments and Contingencies
19.	Commitments and Contingencies

(1)	As of December 31, 2023, major commitments with local financial institutions are as follows:

(in millions of Korean won and foreign currencies in thousands)	Financial institution	Limit	Used amount
Bank overdraft	Kookmin Bank and others	374,000	—
Inter-Korean Cooperation Fund	Export-Import Bank of Korea	37,700	1,480
Economic Cooperation Business Insurance	Export-Import Bank of Korea	3,240	1,732
Collateralized loan on electronic accounts receivable-trade	Kookmin Bank and others	545,350	42,822
Plus electronic notes payable	Industrial Bank of Korea	50,000	885
Working capital loan	Korea Development Bank and others	1,562,800	142,700
	Shinhan Bank	USD 76,509	USD 76,509
	Woori Bank	EUR 7,700	EUR 7,700
Facility loans	Shinhan Bank and others	924,000	429,924
Derivatives transaction limit	Korea Development Bank and others	USD 1,970,000	USD 1,970,000
Citi Bank		JPY 400,000	JPY 400,000
Total	KRW	3,497,090	619,543
	USD	2,046,509	2,046,509
	EUR	7,700	7,700
	JPY	400,000	400,000

(2)	As of December 31, 2023, guarantees received from financial institutions are as follows:

(in millions of Korean won and foreign currencies in thousands)	Financial institution	Limit
Hana Bank	Guarantee for payment in Korean currency	4,000
	Comprehensive credit line and others	3,100
	Guarantee for payment in foreign currency	USD 59
	Comprehensive credit line and others	USD 10,300
Kookmin Bank	Guarantee for payment in foreign currency	USD 3,186
Shinhan Bank	Guarantee for payment in Korean currency and others	USD 94,517
	Guarantee for payment in foreign currency and others	VND 211,262
Woori Bank	Guarantee for payment in Korean currency	5,200
	Guarantee for payment in foreign currency	USD 7,000
Korea Development Bank	Refund guarantee for advances received	USD 6,811
HSBC	Guarantees for depositions	USD 816
Seoul Guarantee Insurance Company	Performance guarantee and others	366,395
Korea Software Financial Cooperative	Performance guarantee and others	1,556,979
Korea Specialty Contractor Financial Cooperative	Performance guarantee and others	135
Korea Housing Finance Corporation	Performance guarantee and others	44,000

(in millions of Korean won and foreign currencies in thousands)	Financial institution	Limit
Korea Housing & Urban Guarantee Corporation 1	Performance guarantee and others	691,530
Information & Communication Financial Cooperative	Performance guarantee and others	78,183

Total	KRW	2,749,522
	USD	122,689
	VND	211,262

1	Inventory assets( ￦ 278,031 million) and investment properties( ￦ 283,688 million) are provided as collateral with commitment respectively, as of December 31, 2023.

(3)	As of December 31, 2023, guarantees provided by the Group to a third party, are as follows:

(in millions of Korean won)	Subject to payment guarantees	Creditor	Limit	Used amount	Period
KT Estate Inc	Wonju Bando U-bora Mark Bridge Buyer	Hana Bank	103,000	55,314	Aug. 5, 2022 ~ Feb. 28, 2025
KT Engineering Co., Ltd. 1	Gasan Solar Power Plant Inc.	Shinhan Bank	4,700	364	Jan. 7, 2010 ~ Jan. 8, 2025
KT Engineering Co., Ltd. 1	Korea Cell Inc.	Suhyup Bank	3,250	50	Feb. 17, 2014 ~ Feb. 16, 2024
KT Engineering Co., Ltd. 1	San-Ya Agricultural Association Corporation	Suhyup Bank	3,250	51	Feb. 17, 2014 ~ Feb. 16, 2024
KT Alpha Co., Ltd.	Cash payers	T-commerce cash payers	821	—	Apr. 14, 2023 ~ Apr. 12, 2024
Nasmedia Co., Ltd.	Stockholders Association Members	Korea Securities Finance Corp	1,104	610	—

1	KT Engineering Co., Ltd., a subsidiary of the Group, is subject to payment, depending on the reimbursement of principal debtor.

(4)
The Controlling Company is jointly and severally obligated with KT Sat Co., Ltd., a subsidiary, to pay KT Sat Co., Ltd.’s liabilities incurred prior to spin-off. As of December 31, 2023, the Controlling Company and KT Sat Co., Ltd. are jointly and severally liable for reimbursement of
￦
595 million.

(5)
For the year ended December 31, 2023, the Group entered into agreements with the Securitization Specialty Companies (2023: First 5G 67
th
to 72
th
Securitization Specialty Co., Ltd., 2022: First 5G 61
st
to 66
th
Securitization Specialty Co., Ltd.) and disposed of its trade receivables related to handset sales. The Group also made asset management agreements with each securitization specialty company and in accordance with the agreement, the Group will receive asset management fees upon liquidation of the securitization specialty company.

(6)
As of December 31, 2023, the Group is a defendant in 177 lawsuits with the total claimed amount of
￦
167,834 million (2022:
￦
80,279 million). As of December 31, 2023, litigation provisions of
￦
29,707 million for pending lawsuits and unasserted claims are recorded as liabilities for potential loss in the ordinary course of business. The final outcomes of the cases cannot be estimated as of December 31, 2023.

(7)	Under the agreement of bond issuance and borrowings, the Group is required to maintain certain financial ratios such as debt-to-equity ratio, use the funds for the designated purpose and report to the creditors periodically. The covenant also contains restriction on provision of additional collateral and disposal of certain assets.

(8)	As of December 31, 2023, the Group participates in Algerie Sidi Abdela new town development consortium (percentage of ownership: 2.5%) and has joint liability with other consortium participants.

(9)	As of December 31, 2023, contract amount of property and equipment acquisition agreement made but not yet recognized amounts to ￦ 489,231 million (202 2 : ￦ 1,294,823 million).

(10)	As of December 31, 2023, there are derivatives generated by the Group granting Drag-Along Right to financial investors participating in paid-in capital increase of K Bank (Note 7).

(11)
The Group has an agreement with a transferor participated in share transfer agreement of MILLE Co., Ltd. As per the conditions of the agreement, the transferor may exercise Put Option for the ordinary shares it owns (Note 7).

(12)
The Group entered into an agreement with financial investors of Epsilon Global Communications Pte. If certain conditions are not met in the future as disclosed in the terms and conditions of the agreement, financial investors may exercise Tag-Along Right, Drag-Along Right and the right to sell shares for the convertible preferred shares it owns (Note 7).

(13)
The Group has an obligation for additional contributions as per agreement to Future Innovation Private Equity Fund No.3 and others. As of December 31, 2023, remaining amount of
￦
4,132 million and USD 30,350 thousand will be invested through the Capital Call method in the future.

(14)
The Group has the amount of
￦
201,615 million (40%) of joint responsibility obligation and
￦
302,423 million (60%) of obligation to provide financial support as a construction investor during the construction period with respect to K Defense Co., Ltd. established in accordance with the Private Investment Act on Social Infrastructure. During the operating period, the Group has the amount of
￦
438,312 million (100%) of obligation to provide financial support as an operating investor.

(15)
During the prior period, the Group entered into a stock sale contract with HYUNDAI MOBIS and HYUNDAI MOTOR COMPANY. If a certain period of time has elapsed from the date of the contract and the acquired stocks are to be disposed to a third party, HYUNDAI MOBIS and HYUNDAI MOTOR COMPANY may exercise a preferential purchase right to designate a buyer with priority.

(16)
During the prior period, the Group entered into an agreement with LS Cable & System Ltd., which participated in the stock acquisition contract of KT Submarine Co., Ltd. (formerly KT Submarine Co., Ltd.). As per the agreement, the Group may exercise a put-option to LS Cable & System Ltd in the future (Note 7).

(17)
During the period, the Group entered into an agreement with equity investors which participated in the stock acquisition contract of KT cloud Co., Ltd., Under the agreement, in specific occasion, equity investors may exercise a Tag-along or put-option to the Group in the future.

(18)	The Group has the obligation of paying Minimum Guarantee as utilizing product bundling of Tving Co.,Ltd. and the right to be paid certain proportion of the excess as per agreement.